Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$788,092.46

Principal:
Principal Collections	$8,683,403.05
Prepayments in Full	$4,700,883.00
Liquidation Proceeds	$136,799.69
Recoveries	$64,676.51
Sub Total	$13,585,762.25
Collections	$14,373,854.71

Purchase Amounts:
Purchase Amounts Related to Principal	$377,864.50
Purchase Amounts Related to Interest	$2,197.70
Sub Total	$380,062.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,753,916.91

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$14,753,916.91
Servicing Fee	$171,973.05	$171,973.05	$0.00	$0.00	$14,581,943.86
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,581,943.86
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,581,943.86
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,581,943.86
Interest - Class A-4 Notes	$198,987.14	$198,987.14	$0.00	$0.00	$14,382,956.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,382,956.72
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$14,304,701.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,304,701.30
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$14,247,277.97
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,247,277.97
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$14,175,052.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,175,052.97
Regular Principal Payment	$12,519,455.79	$12,519,455.79	$0.00	$0.00	$1,655,597.18
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,655,597.18
Residuel Released to Depositor	$0.00	$1,655,597.18	$0.00	$0.00	$0.00
Total		$14,753,916.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,519,455.79
Total					$12,519,455.79
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,519,455.79	$86.58	$198,987.14	$1.38	$12,718,442.93	$87.96
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$12,519,455.79	$11.48	$406,890.89	$0.37	$12,926,346.68	$11.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$111,062,587.51	0.7680677	$98,543,131.72	0.6814878
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$185,912,587.51	0.1705229	$173,393,131.72	0.1590398

Pool Information
Weighted Average APR	4.520%	4.525%
Weighted Average Remaining Term	26.77	25.97
Number of Receivables Outstanding	20,045	19,178
Pool Balance	$206,367,658.92	$192,379,687.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$185,912,587.51	$173,393,131.72
Pool Factor	0.1719731	0.1603164

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$18,986,556.19
Targeted Overcollateralization Amount	$18,986,556.19
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$18,986,556.19

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2013
Payment Date	6/17/2013
Transaction Month	38

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		106	$89,020.77
(Recoveries)		119	$64,676.51
Net Losses for Current Collection Period			$24,344.26
Cumulative Net Losses Last Collection Period			$8,277,541.34
Cumulative Net Losses for all Collection Periods			$8,301,885.60

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.14%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.80%	460	$5,385,729.01
61-90 Days Delinquent	0.30%	44	$569,706.74
91-120 Days Delinquent	0.13%	18	$252,795.81
Over 120 Days Delinquent	0.45%	62	$867,552.54
Total Delinquent Receivables	3.68%	584	$7,075,784.10

Repossession Inventory:
Repossessed in the Current Collection Period		9	$119,033.41
Total Repossessed Inventory		15	$206,476.53

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4656%
Preceding Collection Period			0.9614%
Current Collection Period			0.1465%
Three Month Average			0.5245%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5440%
Preceding Collection Period			0.6136%
Current Collection Period			0.6466%
Three Month Average			0.6014%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer